Consolidated Statements of Changes in Equity	CNY (¥) shares	USD ($) shares	Private Placement CNY (¥)	Total shareholders' equity attributable to ATA Creativity Global CNY (¥)	Total shareholders' equity attributable to ATA Creativity Global USD ($)	Total shareholders' equity attributable to ATA Creativity Global Private Placement CNY (¥)	Common shares CNY (¥) shares	Common shares USD ($) shares	Common shares Private Placement CNY (¥) shares	Treasury Shares CNY (¥)	Treasury Shares USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital Private Placement CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Retained earnings (accumulated deficit) CNY (¥)	Retained earnings (accumulated deficit) USD ($)	Non-redeemable non-controlling interests CNY (¥)	Non-redeemable non-controlling interests USD ($)
Balance at Mar. 31, 2017	¥ 392,457,228			¥ 391,377,300			¥ 3,533,912			¥ (27,737,073)		¥ 402,631,430			¥ (25,069,771)		¥ 38,018,802		¥ 1,079,928
Balance (in shares) at Mar. 31, 2017 | shares							45,782,724	45,782,724
Increase (Decrease) in Stockholders' Equity
Net income (loss)	29,281,443			29,633,544													29,633,544		(352,101)
Foreign currency translation adjustment, net of nil income tax	(2,335,054)			(2,335,054)											(2,335,054)
Reclassification adjustment for loss on available-for-sale investment included in net income, net of nil income tax	553,870			553,870											553,870
Share-based compensation	15,135,646			15,135,646								15,135,646
Issuance of common shares with net-settlement of employee individual income tax	(188,658)			(188,658)			¥ 959					(189,617)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares							14,162	14,162
Special cash dividend (Note 20)	(65,698,571)			(65,698,571)								(27,679,769)					(38,018,802)
Acquisition of non-redeemable non-controlling interests	350,000																		350,000
Disposal of non-redeemable non-controlling interests	(734,531)																		(734,531)
Redeemable non-controlling interests redemption value accretion (Note 16)	(3,748,639)			(3,748,639)													(3,748,639)
Balance at Dec. 31, 2017	365,072,734			364,729,438			¥ 3,534,871			(27,737,073)		389,897,690			(26,850,955)		25,884,905		343,296
Balance (in shares) at Dec. 31, 2017 | shares							45,796,886	45,796,886
Increase (Decrease) in Stockholders' Equity
Net income (loss)	853,782,704			854,925,914													854,925,914		(1,143,210)
Foreign currency translation adjustment, net of nil income tax	(11,437,409)			(11,437,409)											(11,437,409)
Share-based compensation	20,591,899			20,591,899								20,591,899
Issuance of common shares with net-settlement of employee individual income tax	(1,727,040)			(1,727,040)								(1,727,040)
Exercise of share options	1,433,441			1,433,441								1,433,441
Special cash dividend (Note 20)	(946,613,862)			(946,613,862)													(946,613,862)
Disposal of discontinued operations	(332,688)																		(332,688)
Redeemable non-controlling interests redemption value accretion (Note 16)	(6,085,542)			(6,085,542)													(6,085,542)
Sale of non-controlling interests (Note 16)	1,500,000																		1,500,000
Balance at Dec. 31, 2018	¥ 276,184,237			275,816,839			¥ 3,534,871			(27,737,073)		410,195,990			(38,288,364)		(71,888,585)		367,398
Balance (in shares) at Dec. 31, 2018 | shares	45,796,886	45,796,886					45,796,886	45,796,886
Increase (Decrease) in Stockholders' Equity
Net income (loss)	¥ (126,397,617)			(122,253,989)													(122,253,989)		(4,143,628)
Foreign currency translation adjustment, net of nil income tax	810,197	$ 116,378		810,197											810,197
Share-based compensation	4,809,454			4,809,454								4,809,454
Issuance of common shares with net-settlement of employee individual income tax	(126,723)			(126,723)			¥ 103,697					(230,420)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares							1,537,558	1,537,558
Issuance of common shares for acquisition of Huanqiuyimeng (Note 3)	76,868,663			76,868,663			¥ 656,997					76,211,666
Issuance of common shares for acquisition of Huanqiuyimeng (Note 3) (in shares) | shares							9,360,000	9,360,000
Redeemable non-controlling interests redemption value accretion (Note 16)	(6,008,491)			(6,008,491)													(6,008,491)
Issuance of common shares upon private placement			¥ 70,224,123			¥ 70,224,123			¥ 396,747					¥ 69,827,376
Issuance of common shares upon private placement (in shares) | shares									5,662,634
Non-redeemable non-controlling interests resulting from acquisition of Huanqiuyimeng (Note 3)	6,771,349																		6,771,349
Capital contributed by non-redeemable non-controlling interests (Note 16)	2,500,000																		2,500,000
Balance at Dec. 31, 2019	¥ 305,635,192	$ 43,901,747		¥ 300,140,073	$ 43,112,423		¥ 4,692,312	$ 674,008		¥ (27,737,073)	$ (3,984,181)	¥ 560,814,066	$ 80,555,900		¥ (37,478,167)	$ (5,383,402)	¥ (200,151,065)	$ (28,749,902)	¥ 5,495,119	$ 789,324
Balance (in shares) at Dec. 31, 2019 | shares	62,357,078	62,357,078					62,357,078	62,357,078